Derivative Instruments (Impact Of Derivative Contracts On Statement Of Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments Gain Loss [Line Items]
Realized gains (losses) on futures contracts	$ (11,702,014)	$ (247,803)	$ 5,259,142
Change in unrealized gains (losses) on open futures contracts	(1,794,572)	6,144,251	(29,941,761)
Total Index Series [Member]
Derivative Instruments Gain Loss [Line Items]
Realized gains (losses) on futures contracts	(10,241,195)	(715,640)	6,048,457
Change in unrealized gains (losses) on open futures contracts	(2,080,251)	6,373,625	(27,932,012)
Net trading gains (losses)	(12,321,446)	5,657,985	(21,883,555)
Agricultural Sector Series [Member]
Derivative Instruments Gain Loss [Line Items]
Realized gains (losses) on futures contracts	(1,460,819)	467,837	(789,315)
Change in unrealized gains (losses) on open futures contracts	285,679	(229,374)	(2,009,749)
Net trading gains (losses)	(1,175,140)	238,463	(2,799,064)
Agriculture [Member] | Total Index Series [Member]
Derivative Instruments Gain Loss [Line Items]
Realized gains (losses) on futures contracts	(12,228,573)	6,076,139	(4,357,794)
Change in unrealized gains (losses) on open futures contracts	1,725,753	(10,497,383)	(13,715,042)
Net trading gains (losses)	(10,502,820)	(4,421,244)	(18,072,836)
Agriculture [Member] | Agricultural Sector Series [Member]
Derivative Instruments Gain Loss [Line Items]
Realized gains (losses) on futures contracts	(1,460,819)	467,837	(789,315)
Change in unrealized gains (losses) on open futures contracts	285,679	(229,374)	(2,009,749)
Net trading gains (losses)	(1,175,140)	238,463	(2,799,064)
Energy [Member] | Total Index Series [Member]
Derivative Instruments Gain Loss [Line Items]
Realized gains (losses) on futures contracts	8,584,100	(3,399,815)	11,987,561
Change in unrealized gains (losses) on open futures contracts	(403,837)	7,430,349	(4,731,294)
Net trading gains (losses)	8,180,263	4,030,534	7,256,267
Metals [Member] | Total Index Series [Member]
Derivative Instruments Gain Loss [Line Items]
Realized gains (losses) on futures contracts	(6,596,722)	(3,391,964)	(1,581,310)
Change in unrealized gains (losses) on open futures contracts	(3,402,167)	9,440,659	(9,485,676)
Net trading gains (losses)	$ (9,998,889)	$ 6,048,695	$ (11,066,986)